Long-Term Investments and Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Investments in publicly-traded entities	$ 0	$ 4
Loan to affiliate (notes 23 and 30)	0	45
Deferred lease receivable	12	17
Debt issuance costs associated with credit facilities	3	6
Refundable deposits	9	9
Prepayment on long-term service agreements	70	81
Deferred information technology costs	4	0
Cash calls from joint venture partners	26	10
Contract asset (net of credit losses of $1 million) (notes 23 and 24)	50	30
Rabbi trust and other restricted cash (notes 28, 29 and 31)	19	32
Other long-term receivables (net of credit losses of $2 million) (notes 23 and 29)	18	33
Capitalized contract costs	5	0
Financial transmission rights	12	12
Other	17	18
Long-term investments and other assets	245	297
Contract assets, allowance for credit loss	1	1
Other long-term receivables, allowance for credit loss	$ 2	$ 2